TRUST ACCOUNT AND FAIR VALUE MEASUREMENTS (Details) - USD ($)	May 31, 2018	May 31, 2017
Assets:
Cash and marketable securities held in Trust Account	$ 52,895,652
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Cash and marketable securities held in Trust Account	$ 52,895,652